Note 13 - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected federal income tax expense	$ 3,560	$ 1,553	$ 4,176
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	622	259	698
Tax exempt interest	(16)	(44)	(45)
Other, net	(44)	(157)	73
Income tax expense	$ 4,122	$ 1,611	$ 4,902